Equity (Details Text) (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 26, 2018 BRL (R$)	Jun. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 shares $ / shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2019 $ / shares	Oct. 21, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 30, 2018 USD ($)
Equity (Details Text)
Compensation expenses related to LTIP | R$						R$ 93,369		R$ 299,037
Equity valuation adjustments | R$						(22,372)		(7,588)
Treasury shares						R$ 41,267		R$ 39,532			$ 10,119	$ 250,000
Treasury shares, shares						15,000,000		503,642,000			503,642,000
Treasury shares, average value per share | $ / shares									$ 28.14		$ 20.09
Purchase of treasury shares						R$ 1,735	$ 422	R$ 39,532
Long-Term Incentive Plan
Equity (Details Text)
Percentage of stock						3.00%
Shares granted						7,219,100,000	7,219,100,000
Shares outstanding						4,091,163,000
Common shares
Equity (Details Text)
Common Shares						328,855,412,000
Common Shares, Par Value | $ / shares									$ 0.000025
Class A common shares | Long-Term Incentive Plan
Equity (Details Text)
LTIP exercised					1,823,727,000
Share price per share | $ / shares					$ 21.50
Class A common shares | Shares offered by PagSeguro Digital
Equity (Details Text)
Common Shares, Par Value | $ / shares		$ 29.25		$ 21.50	$ 21.50					$ 39.00
Global offering of shares		11,550,000		50,925,642	50,925,642
Net proceeds from issuance of new shares	R$ 1,232,600	$ 326,800	R$ 3,289,800	$ 1,046,000
Subsidiaries BIVA
Equity (Details Text)
Equity valuation adjustments | R$						R$ 10,709		7,588
R2TECH
Equity (Details Text)
Equity valuation adjustments | R$						11,663		R$ 0
PagSeguro Internet SA
Equity (Details Text)
Equity valuation adjustments | R$						R$ 22,372